Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000028811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.20%	10.40%	3.66%
C000028812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	11.78%	10.63%	3.41%
C000028810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028811
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	11.50%	4.17%
Without Sales Load [Member] | C000028812
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	10.63%	3.41%
Without Sales Load [Member] | C000028810
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%	11.77%	4.43%
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	14.15%	11.86%	4.31%
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	14.15%	11.86%	4.31%
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	14.15%	11.86%	4.31%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%